LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Schedule of Information on Liability for Unpaid Claims
Information regarding the liability for unpaid claims is shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022
Policy and contract claims, beginning	$1,786	$1,706
Less: Unpaid claims balance, beginning – long-duration	217	210
Gross unpaid claims balance, beginning – short-duration	1,569	1,496
Less: Reinsurance recoverables, beginning	305	281
Net unpaid claims balance, beginning – short-duration	1,264	1,215
Acquisition from business combination, net of reinsurance	2,735	—
Add: incurred related to
Current accident year	1,653	831
Prior accident years	(80)	(31)
Total incurred claims	1,573	800
Less: paid claims related to
Current accident year	998	555
Prior accident years	533	196
Total paid claims	1,531	751
Net unpaid claims balance, ending – short-duration	4,041	1,264
Foreign currency translation	4	—
Add: Reinsurance recoverables, ending	3,045	305
Gross unpaid claims balance, ending – short-duration	7,090	1,569
Add: Unpaid claims balance, ending – long duration	198	217
Policy and contract claims, ending	$7,288	$1,786
The reconciliation of the net incurred and paid claims development tables to the “Policy and contract claims” in the statement of financial position follows.

AS OF DEC. 31 US$ MILLIONS	2023
Net outstanding liabilities:
Liability	$2,677
Professional	511
Property	90
Specialty	87
Other short-duration lines not included in claims development table[1]	522
Total liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	3,887
Reinsurance recoverables:
Liability	1,482
Professional	409
Property	168
Specialty	48
Other short-duration lines not included in claims development table[1]	795
Total reinsurance recoverables[2]	2,902
Insurance lines other than short-duration	177
Unallocated claim adjustment expenses	322
Policy and contract claims	$7,288
1.Certain lines of business were excluded from claims development tables and other disclosures that are applicable to short-duration contracts due to significantly longer claims development period (e.g., for claim coverages relating to accident years prior to the mid-1990s) or individually insignificant lines of business that do not fall under the Company’s four major property and casualty lines.
2.Balance excludes $143 million of reinsurance recoverables on short-duration health claims as of December 31, 2023.

Schedule of Claims, Adjustments and Payments, Net of Reinsurance
Liability Line of Business

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										As of December 31, 2023
	Years ended December 31,										IBNR & Expected Development on Reported Losses	Cumulative Number of Reported Claims
	(unaudited)
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
2014	$814	$799	$786	$774	$774	$769	$773	$786	$756	$757	$(4)	85,003
2015		821	819	799	798	792	799	812	782	784	2	82,647
2016			874	869	855	862	859	880	851	856	9	86,255
2017				954	952	954	962	996	947	951	6	98,248
2018					1,055	1,045	1,011	1,006	948	965	18	103,458
2019						1,082	1,069	1,057	937	963	18	95,280
2020							1,067	1,017	986	1,038	149	84,739
2021								1,155	1,156	1,185	278	82,318
2022									1,235	1,249	416	79,061
2023										1,358	630	82,413
									Total	$10,106

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	Years ended December 31,
	(unaudited)
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
2014	$224	$391	$505	$594	$654	$692	$715	$726	$741	$745
2015		221	388	499	598	667	706	736	757	759
2016			245	418	538	655	714	768	809	819
2017				260	475	615	729	807	876	889
2018					283	506	644	749	846	875
2019						287	533	666	783	844
2020							306	517	636	756
2021								343	590	736
2022									355	625
2023										465
									Total	$7,513
All outstanding liabilities before 2014, net of reinsurance										84
Liabilities for claims and claim adjustment expenses, net of reinsurance										$2,677
Professional Line of Business

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										As of December 31, 2023
	Years ended December 31,										IBNR & Expected Development on Reported Losses	Cumulative Number of Reported Claims
	(unaudited)
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
2014	$23	$23	$27	$35	$37	$36	$36	$35	$34	$34	$(1)	1,125
2015		31	31	34	35	38	39	39	32	32	(3)	1,903
2016			45	46	46	44	37	44	45	47	2	3,326
2017				61	63	79	89	101	88	88	(10)	3,840
2018					72	74	80	96	90	89	(4)	4,355
2019						95	98	106	96	119	15	4,954
2020							154	144	129	161	42	5,065
2021								179	160	161	68	5,199
2022									186	170	122	5,147
2023										149	142	4,422
									Total	$1,050

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	Years ended December 31,
	(unaudited)
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
2014	$2	$6	$16	$25	$27	$33	$34	$35	$35	$35
2015		2	9	17	22	27	32	33	35	35
2016			2	12	26	30	32	35	39	45
2017				4	25	38	61	79	87	87
2018					5	18	45	64	80	81
2019						6	34	51	83	94
2020							14	37	72	83
2021								12	40	55
2022									15	27
2023										9
									Total	$551
All outstanding liabilities before 2014, net of reinsurance										12
Liabilities for claims and claim adjustment expenses, net of reinsurance										$511
Property Line of Business

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										As of December 31, 2023
	Years ended December 31,										IBNR & Expected Development on Reported Losses	Cumulative Number of Reported Claims
	(unaudited)
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
2014	$80	$82	$77	$77	$77	$77	$76	$76	$76	$75	$(1)	8,057
2015		74	73	70	69	69	69	69	68	68	(1)	7,362
2016			59	58	57	57	57	57	54	54	—	7,701
2017				75	80	87	95	95	97	91	(3)	9,930
2018					89	93	95	97	102	101	(4)	10,881
2019						91	89	98	98	90	(7)	11,496
2020							130	133	133	134	(6)	11,379
2021								112	115	117	(6)	10,312
2022									446	451	3	65,562
2023										472	21	68,475
									Total	$1,653

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	Years ended December 31,
	(unaudited)
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
2014	$52	$73	$76	$76	$76	$76	$76	$76	$76	$76
2015		45	68	69	68	68	69	69	69	69
2016			39	55	56	56	56	56	55	55
2017				54	95	114	101	88	95	91
2018					61	127	107	99	101	103
2019						56	82	91	94	96
2020							76	117	122	127
2021								71	118	118
2022									350	439
2023										393
									Total	$1,567
All outstanding liabilities before 2014, net of reinsurance										4
Liabilities for claims and claim adjustment expenses, net of reinsurance										$90
Specialty Line of Business

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										As of December 31, 2023
	Years ended December 31,										IBNR & Expected Development on Reported Losses	Cumulative Number of Reported Claims
	(unaudited)
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
2014	$13	$13	$9	$6	$5	$5	$5	$4	$4	$4	$—	20
2015		15	14	10	6	1	1	—	—	—	—	14
2016			15	15	11	6	5	3	3	3	—	46
2017				17	17	9	2	2	2	2	—	62
2018					21	17	3	4	4	3	—	82
2019						23	9	6	6	6	—	140
2020							25	10	17	16	—	322
2021								28	7	4	—	479
2022									99	92	7	17,197
2023										145	51	18,017
									Total	$275

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	Years ended December 31,
	(unaudited)
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
2014	$1	$3	$4	$4	$4	$4	$4	$4	$4	$4
2015		—	—	—	—	—	—	—	—	—
2016			1	2	2	2	2	3	3	3
2017				1	1	1	1	1	1	1
2018					—	1	2	1	2	3
2019						1	1	3	5	5
2020							—	8	11	12
2021								—	2	3
2022									45	74
2023										84
									Total	$189
All outstanding liabilities before 2014, net of reinsurance										1
Liabilities for claims and claim adjustment expenses, net of reinsurance										$87

Schedule of Claims Duration
The following table provides supplementary information about the 10-year average annual percentage payout of incurred claims as of December 31, 2023:

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
AS OF DEC. 31, 2023	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Liability	23.2%	21.8%	16.6%	15.5%	8.9%	5.2%	3.0%	1.8%	1.1%	1.8%
Property	72.1%	24.3%	2.6%	0.7%	0.2%	0.1%	—%	—%	—%	—%
Professional	5.6%	17.1%	20.0%	17.8%	13.4%	9.5%	6.3%	4.0%	2.5%	1.5%
Specialty	35.7%	40.0%	15.6%	5.6%	1.6%	0.7%	0.3%	0.1%	0.1%	0.1%

Schedule of Discounted Liabilities for Unpaid Claims	The following tables provide information about these discounted liabilities for unpaid claims:

AS OF DEC. 31 US$ MILLIONS	Carrying amount of policy and contract claims		Aggregate amount of discount
	2023	2022	2023	2022
Liability	$183	$—	$16	$—
Other	77	—	5	—
Total	$260	$—	$21	$—

AS OF AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Interest Accretion[1]		Discount rate
	2023	2022	2023	2022
Liability	$—	$—	2%	—%
Other	—	—	4%	—%
Total	$—	$—
1.Interest accretion is recorded within “Policyholder benefits and claims incurred” in the statements of operations.